LICENSE AGREEMENTS - Narrative (Details)				1 Months Ended						3 Months Ended										6 Months Ended			12 Months Ended
	Aug. 05, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jul. 30, 2020 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) period	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Organization And Basis Of Presentation [Line Items]
License and related revenue										$ 0				$ 2,234,000						$ 0		$ 6,544,000	$ 26,544,000		$ 11,236,000	$ 0
License agreement, royalty rate					2.00%					2.00%	2.00%									2.00%			2.00%
Transaction price						$ 11,200,000											$ 11,200,000		$ 11,200,000						11,200,000
Qilu Pharmaceutical Co., Ltd. | Licensing Agreements
Organization And Basis Of Presentation [Line Items]
Potential milestone payments															$ 23,000,000
License and related revenue						$ 11,200,000								$ 900,000	2,800,000				$ 11,200,000
Upfront payment			$ 12,000,000																						12,000,000
Total milestone payments			$ 23,000,000
Royalty payment, percentage			12.00%
Business combination, milestone payments															3,000,000
Collaborative arrangement, revenue based on development milestone
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								$ 72,500,000
University of Zurich
Organization And Basis Of Presentation [Line Items]
Royalty payment obligation, percent																				4.00%	4.00%		4.00%	4.00%
Third party maximum ownership, percent																				10.00%	10.00%		10.00%	10.00%
Third party minimum ownership, percent																				2.00%	2.00%		2.00%	2.00%
Expenses related to achievement of development milestone													$ 500,000				300,000						$ 500,000		300,000
University of Zurich | Collaborative Arrangement, Revenue Based on Clinical Development Milestone
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone																				$ 500,000			$ 500,000
Micromet AG
Organization And Basis Of Presentation [Line Items]
Royalty payment obligation, percent																				3.50%	3.50%		3.50%	3.50%
Expenses related to achievement of development milestone											$ 900,000	€ 700,000			600,000	€ 500,000	900,000	€ 700,000
Potential milestone payments																				$ 2,500,000	€ 2,400,000		$ 2,700,000	€ 2,400,000
License agreement, royalty payment, reduction, conditions not met																				1.50%	1.50%		1.50%	1.50%
License maintenance fees																				$ 52,148	€ 50,000		$ 56,625	€ 50,000
XOMA Ireland Limited
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone																				$ 250,000			$ 250,000
Royalty payment obligation, percent																				2.50%	2.50%		2.50%	2.50%
Third party maximum ownership, percent																				50.00%	50.00%		50.00%	50.00%
Third party minimum ownership, percent																				1.75%	1.75%		1.75%	1.75%
Roche
Organization And Basis Of Presentation [Line Items]
License agreement, up-front fee								7,500,000
License agreement, additional up-front fee								262,500,000
Milestone achieved					$ 20,000,000.0						20,000,000.0												$ 20,000,000.0
Payment terms					30 days
License agreement, option periods | period									2
License agreement, buyout amount under first option period									$ 135,000,000
License agreement, period to pay buyout option once exercised									30 days
License agreement, buyout amount under second option period									$ 265,000,000
Buyout amount under second option period									$ 220,000,000
Roche | Subsequent Event
Organization And Basis Of Presentation [Line Items]
Proceeds from milestone achieved				$ 20,000,000
Roche | EBI-031
Organization And Basis Of Presentation [Line Items]
Milestone achieved					$ 20,000,000					$ 20,000,000	20,000,000									$ 20,000,000			$ 20,000,000
Payment terms																				30 days	30 days		30 days	30 days
License and related revenue							$ 20,000,000				$ 20,000,000
Proceeds from milestone achieved				20,000,000
Roche | EBI-031 | Minimum
Organization And Basis Of Presentation [Line Items]
License agreement, royalty rate					7.50%					7.50%	7.50%									7.50%			7.50%
Roche | EBI-031 | Maximum
Organization And Basis Of Presentation [Line Items]
License agreement, royalty rate					15.00%					15.00%	15.00%									15.00%			15.00%
Roche | EBI-031 | Subsequent Event
Organization And Basis Of Presentation [Line Items]
Proceeds from milestone achieved				$ 20,000,000
Roche | IL-6
Organization And Basis Of Presentation [Line Items]
License agreement, royalty rate					50.00%						50.00%												50.00%
Roche | First Indication
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								197,500,000
Roche | Collaborative arrangement, revenue based on development milestone
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								72,500,000
Roche | Collaborative arrangement, revenue based on development milestone | EBI-031
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone							$ 22,500,000
Roche | Collaborative Arrangement, Revenue Based on Development Milestone, Phase II
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								30,000,000
Roche | Collaborative arrangement, revenue based on regulatory milestone
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								50,000,000
Roche | Collaborative arrangement, revenue based on commercialization milestone
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								75,000,000
Roche | Second Indication
Organization And Basis Of Presentation [Line Items]
License agreement, amount payable upon achievement of specified milestone								$ 65,000,000												$ 65,000,000
MENA License Agreement | Licensing Agreements
Organization And Basis Of Presentation [Line Items]
License and related revenue															$ 1,500,000
Upfront payment		$ 3,000,000
Transaction price					$ 1,500,000						$ 1,500,000						$ 1,500,000						$ 1,500,000		$ 1,500,000
Royalty revenue, percentage																	50								50
Eczacibasi Pharmaceuticals Marketing Agreement
Organization And Basis Of Presentation [Line Items]
Potential milestone payments	$ 2,000,000.0
Transaction price	$ 1,500,000
Eczacibasi Pharmaceuticals Marketing Agreement | TURKEY
Organization And Basis Of Presentation [Line Items]
Royalty revenue, percentage	30